Disclosures About Segments Of An Enterprise And Related Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of segments	2
Verizon [Member]
Segment Reporting Information [Line Items]
Percentage to total revenue	10.00%	9.00%	12.00%